Schedule of investments
Delaware Opportunity Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.86%
Basic Industry — 7.72%
Axalta Coating Systems †	141,200	$4,305,188
Berry Global Group †	180,900	11,798,298
Celanese	48,400	7,337,440
Crown Holdings	67,400	6,888,954
Graphic Packaging Holding	511,000	9,269,540
Huntsman	390,700	10,361,364
Newmont	66,700	4,227,446
		54,188,230
Business Services — 1.69%
Brink's	88,000	6,761,920
ManpowerGroup	42,600	5,065,566
		11,827,486
Capital Spending — 10.52%
AECOM †	141,900	8,985,108
Allison Transmission Holdings	98,200	3,902,468
AMETEK	33,100	4,418,850
Gates Industrial †	306,100	5,531,227
ITT	144,400	13,225,596
KBR	327,300	12,486,495
Oshkosh	55,300	6,892,592
Quanta Services	137,400	12,444,318
United Rentals †	18,600	5,933,586
		73,820,240
Consumer Cyclical — 5.80%
Aptiv †	53,800	8,464,354
DR Horton	133,800	12,091,506
Johnson Controls International	136,800	9,388,584
Stanley Black & Decker	52,400	10,741,476
		40,685,920
Consumer Services — 9.33%
AutoZone †	5,600	8,356,432
Cable One	2,700	5,164,587
Darden Restaurants	53,000	7,737,470
Dollar Tree †	54,400	5,412,800
Hasbro	51,200	4,839,424
Marriott International Class A †	80,400	10,976,208
Polaris	46,800	6,409,728
PVH †	26,400	2,840,376
Ross Stores	38,800	4,811,200
VF	69,100	5,668,964
ViacomCBS Class B	73,000	3,299,600
		65,516,789
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples — 3.00%
Campbell Soup	58,100	$2,648,779
Conagra Brands	131,700	4,791,246
Kellogg	69,500	4,470,935
Tyson Foods Class A	58,000	4,278,080
US Foods Holding †	127,600	4,894,736
		21,083,776
Energy — 5.30%
Cabot Oil & Gas	306,300	5,347,998
Hess	197,000	17,202,040
Marathon Oil	735,500	10,017,510
Valero Energy	59,300	4,630,144
		37,197,692
Financial Services — 20.54%
Affiliated Managers Group	43,800	6,754,398
Allstate	80,100	10,448,244
American Financial Group	88,600	11,050,192
Assurant	47,100	7,356,078
East West Bancorp	229,700	16,467,193
Globe Life	64,900	6,181,725
Hancock Whitney	165,965	7,375,485
Hartford Financial Services Group	173,200	10,733,204
KeyCorp	527,800	10,899,070
Raymond James Financial	108,000	14,029,200
Reinsurance Group of America	55,900	6,372,600
Signature Bank	35,500	8,720,575
Synchrony Financial	278,900	13,532,228
Synovus Financial	167,800	7,363,064
Western Alliance Bancorp	74,300	6,898,755
		144,182,011
Healthcare — 5.74%
AmerisourceBergen	54,800	6,274,052
Quest Diagnostics	59,300	7,825,821
Service Corp. International	95,600	5,123,204
STERIS	32,200	6,642,860
Syneos Health †	60,700	5,432,043
Zimmer Biomet Holdings	56,100	9,022,002
		40,319,982
Real Estate Investment Trusts — 8.34%
Apartment Income REIT	178,429	8,462,887

NQ-Q5V [6/21] 8/21 (1751165)    1

Schedule of investments
Delaware Opportunity Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Brandywine Realty Trust	386,100	$5,293,431
Host Hotels & Resorts †	270,500	4,622,845
Kimco Realty	340,200	7,093,170
Life Storage	96,050	10,310,967
MGM Growth Properties Class A	201,500	7,378,930
Outfront Media †	247,700	5,952,231
Spirit Realty Capital	139,901	6,692,864
VEREIT	58,718	2,696,918
		58,504,243
Technology — 12.96%
Agilent Technologies	75,200	11,115,312
Avnet	142,500	5,711,400
Ciena †	109,400	6,223,766
Citrix Systems	16,200	1,899,774
Fiserv †	29,200	3,121,188
Flex †	452,500	8,086,175
Keysight Technologies †	58,100	8,971,221
ON Semiconductor †	152,600	5,841,528
Qorvo †	51,800	10,134,670
Synopsys †	44,700	12,327,813
Teradyne	106,600	14,280,136
Western Digital †	45,400	3,231,118
		90,944,101
Transportation — 3.10%
CSX	100,800	3,233,664
JB Hunt Transport Services	29,900	4,872,205
Kirby †	75,100	4,554,064
Southwest Airlines †	171,000	9,078,390
		21,738,323
Utilities — 5.82%
CMS Energy	123,900	7,320,012
Edison International	82,600	4,775,932
MDU Resources Group	156,100	4,892,174
NRG Energy	165,000	6,649,500
Public Service Enterprise Group	144,400	8,626,456
WEC Energy Group	51,300	4,563,135
Xcel Energy	61,000	4,018,680
		40,845,889
Total Common Stock (cost $512,206,765)		700,854,682

	Number of shares	Value (US $)

Short-Term Investments — 0.22%
Money Market Mutual Funds — 0.22%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	385,717	$385,717
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	385,718	385,718
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	385,718	385,718
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	385,718	385,718
Total Short-Term Investments (cost $1,542,871)		1,542,871

Total Value of Securities—100.08% (cost $513,749,636)		702,397,553
Liabilities Net of Receivables and Other Assets—(0.08%)		(546,278)
Net Assets Applicable to 20,604,716 Shares Outstanding—100.00%		$701,851,275
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust

2    NQ-Q5V [6/21] 8/21 (1751165)